Equity - Share of equity method investments additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures	€ 815	€ 797	€ 738
Legal and statutory reserves
Disclosure of equity [Line Items]
Increase (decrease) in equity	(998)
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Transfer to/from retained earnings	(892)	26	(21)
Software and other intangible assets
Disclosure of equity [Line Items]
Legal reserve	628	540	573
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN
Disclosure of equity [Line Items]
Legal and statutory reserves	€ 1,602	€ 2,264	€ 2,103